SHAREHOLDERS EQUITY (Details Narrative)	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥)	Sep. 11, 2020 shares	Apr. 07, 2020 shares
Common stock, shares sold					152,284
Subscribed capital | $	$ 1,531,722
Proceeds from related party | $	$ 617,580		$ 723,861
Average exchange rate | $ / shares	$ 6.7473		$ 6.9074
Subscribed capital, due amount | $	$ 127,592
Common stock shares issued	10,152,284		0
Common stock, outstanding	10,152,284		0
Common stock, authorized	500,000,000
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001
Zhenxigu Medical Research Center LP [Member]
Proceeds from related party | ¥		¥ 417,000		¥ 1,250,000
Borong Hongtai Asset Management [Member]
Proceeds from related party | ¥		700,000		500,000
Platinum Health Management (Tianjin) Center [Member]
Proceeds from related party | ¥		667,000
Mr. Jun Wang [Member]
Proceeds from related party | ¥		1,466,000		¥ 2,000,000
Mr. Yang Wang [Member]
Proceeds from related party		¥ 917,000	$ 1,250,000
Yubo Chengdu [Member]
Subscribed capital, due amount | $	$ 1,500,000
Subsription capital, due date	Jan. 01, 2040	Jan. 01, 2040
Platinum International Biotech Co. [Member]
Common stock shares issued	10,152,284					10,000,000
Common stock, outstanding	10,152,284
Common stock, authorized	500,000,000
Common stock, par value | $ / shares	$ 0.0001